UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-23159

GRIFFIN INSTITUTIONAL ACCESS CREDIT FUND

(Exact name of registrant as specified in charter)

Griffin Capital Plaza, 1520 E. Grand Avenue

El Segundo, CA 90245

(Address of principal executive offices) (Zip code)

310.469.6100

(Registrant’s telephone number, including area code)

ALPS Fund Services, Inc.

1290 Broadway, Suite 1100

Denver, CO 80203

(Name and address of agent for service)

Copy to:

Terrence O. Davis, Esq.

Greenberg Traurig, LLP

Terminus 200
3333 Piedmont Road NE, Suite 2500

Atlanta, GA 30305

Date of fiscal year end: December 31

Date of reporting period: July 1 – September 30, 2018

Item 1. Schedule of Investments.

GRIFFIN INSTITUTIONAL ACCESS CREDIT FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS

September 30, 2018 (Unaudited)

			Maturity	Principal	Value
Description	Currency	Rate	Date	Amount	(Note 2)
BANK LOANS (55.38%)(a)

1011778 B.C. ULC, First Lien B-3 Term Loan	USD	1M US L + 2.25%	02/16/24	95,939	$96,084
10945048 Canada, Inc., Term Loan(b)	CAD	3M CAD L + 8.25%	09/21/26	3,020,000	2,285,487
Accudyne Industries Borrower S.C.A. / Accudyne Industries LLC, First Lien Initial Term Loan	USD	1M US L + 3.00%	08/18/24	148,962	149,769
Acosta, Inc., First Lien Tranche B-1 Term Loan	USD	1M US L + 3.25%	09/26/21	106,299	79,698
Advantage Sales & Marketing, Inc., First Lien Initial Term Loan	USD	1M US L + 3.25%	07/23/21	370,180	342,787
A-L Parent LLC, First Lien Initial Term Loan(c)	USD	1M US L + 3.25%	12/01/23	400,830	405,840
Alliant Holdings Intermediate LLC, First Lien 2018 Initial Term Loan	USD	1M US L + 3.00%	05/09/25	557,743	559,697
Altra Industrial Motion Corp., First Lien Term Loan(c)	USD	L + 2.00%	09/26/25	140,051	140,576
AMCP Clean Acquisition Co. LLC, First Lien Delayed Draw Term Loan(d)	USD	3M US L + 4.25%	06/16/25	122,581	123,117
AMCP Clean Acquisition Co. LLC, First Lien Term Loan	USD	3M US L + 4.25%	06/16/25	509,476	511,705
Ammeraal Beltech Holding B.V, First Lien Facility B Term Loan(c)	EUR	EUR L + 3.75%	09/26/25	214,024	251,071
Ancestry.com Operations, Inc., First Lien Term Loan	USD	1M US L + 3.25%	10/19/23	716,332	719,373
AppLovin Corp., First Lien Initial Term Loan	USD	3M US L + 3.75%	08/15/25	595,806	600,895
AqGen Ascensus, Inc., First Lien Incremental Delayed Draw Term Loan(d)	USD	3M US L + 3.50%	12/05/22	247,704	248,710
AqGen Ascensus, Inc., First Lien Initial Incremental Term Loan	USD	3M US L + 3.50%	12/05/22	410,776	412,444
AqGen Ascensus, Inc., First Lien Replacement Term Loan	USD	3M US L + 3.50%	12/05/22	240,063	241,114
Aristocrat Leisure, Ltd., First Lien B-3 Term Loan	USD	3M US L + 1.75%	10/19/24	158,073	158,118
Ascena Retail Group, Inc., First Lien Tranche B Term Loan	USD	1M US L + 4.50%	08/21/22	287,544	278,139
Ascend Performance Materials Operations LLC, First Lien B Term Loan	USD	3M US L + 5.25%	08/12/22	225,864	227,558
ASP MCS Acquisition Corp., First Lien Initial Term Loan	USD	3M US L + 4.75%	05/20/24	423,596	361,822
Asurion LLC, First Lien Amendment No. 14 Replacement B-4 Term Loan	USD	1M US L + 3.00%	08/04/22	479,283	483,851
Asurion LLC, First Lien Replacement B-6 Term Loan	USD	1M US L + 3.00%	11/03/23	198,235	199,867
Asurion LLC, Second Lien Replacement B-2 Term Loan	USD	1M US L + 6.50%	08/04/25	1,085,308	1,118,092
Auris LuxCo, First Lien B Term Loan(c)	EUR	EUR L + 4.00%	07/24/25	795,720	934,924
Autodata, Inc., First Lien Initial Term Loan	USD	1M US L + 3.25%	12/13/24	497,500	500,609
Autodata, Inc., Second Lien Initial Term Loan	USD	1M US L + 7.25%	12/12/25	190,967	193,116
Baring Private Equity Asia VI Holding, Ltd., First Lien Initial Dollar Term Loan	USD	1M US L + 3.00%	10/26/22	85,384	86,238
BCP Renaissance Parent LLC, First Lien Initial Term Loan	USD	3M US L + 3.50%	10/31/24	87,088	87,741
BioClinica Holding I LP, First Lien Initial Term Loan	USD	3M US L + 4.25%	10/20/23	503,627	478,445
BlackBrush Oil & Gas LP, First Lien Closing Date Term Loan	USD	3M US L + 8.00%	02/09/24	2,151,724	2,119,448
Brookfield WEC Holdings, Inc., First Lien Initial Term Loan	USD	1M US L + 3.75%	07/31/25	408,158	413,557
Brookfield WEC Holdings, Inc., Second Lien Initial Term Loan	USD	1M US L + 6.75%	08/03/26	113,427	115,743
BWay Holding Co., First Lien Initial Term Loan	USD	3M US L + 3.25%	04/03/24	778,575	779,062
Caelus Energy Alaska O3 LLC, Second Lien Term Loan	USD	3M US L + 7.50%	04/15/20	53,937	50,229
Camelot U.S. Acquisition 1 Co., First Lien New Term Loan	USD	1M US L + 3.25%	10/03/23	248,741	249,452
CB Poly Investments LLC, First Lien Closing Date Term Loan	USD	1M US L + 3.75%	08/16/23	1,046,914	1,057,383
CenturyLink, Inc., First Lien Initial B Term Loan	USD	1M US L + 2.75%	01/31/25	722,049	718,137

			Maturity	Principal	Value
Description	Currency	Rate	Date	Amount	(Note 2)
Checkout Holding Corp., First Lien B Term Loan	USD	3M US L + 3.50%	04/09/21	500,000	$211,875
Checkout Holding Corp., First Lien Facility B2 Term Loan(b)	USD	3M US L + 5.00%	05/22/22	1,000,000	977,499
Chip Holdco Limited, Term Loan(b)	USD	3M US L + 5.00%	07/11/25	961,318	939,688
CMI Marketing, Inc., First Lien Initial Term Loan(b)	USD	1M US L + 5.00%	05/24/24	877,800	869,022
CMI Marketing, Inc., First Lien Revolving Term Loan(b)(d)	USD	3M US L + 5.00%	05/24/23	120,000	118,800
Comet Bidco, Ltd., First Lien Facility B Term Loan	GBP	1M GBP L + 5.25%	09/30/24	469,565	603,042
Comet Bidco, Ltd., First Lien Facility B2 Term Loan	USD	3M US L + 5.00%	09/30/24	364,375	358,113
Commercial Vehicle Group, Inc., First Lien Initial Term Loan	USD	1M US L + 6.00%	04/12/23	242,188	243,701
Communications Sales & Leasing, Inc., First Lien Shortfall Term Loan	USD	1M US L + 3.00%	10/24/22	294,091	281,703
Compass III, Ltd., First Lien Facility B2 Term Loan	EUR	3M EUR L + 4.50%, 0.00% Floor	05/09/25	671,493	787,434
Compass Power Generation LLC, First Lien Term Loan	USD	1M US L + 3.50%	12/20/24	145,806	146,561
Compuware Corp., First Lien Term Loan	USD	1M US L + 3.50%	08/25/25	78,763	79,551
Concentra, Inc., First Lien Tranche B-1 Term Loan	USD	1M US L + 2.75%	06/01/22	150,567	151,319
Concentra, Inc., Second Lien Initial Term Loan	USD	1M US L + 6.50%	06/01/23	953,029	967,325
CPG International LLC, First Lien New Term Loan	USD	3M US L + 3.75%	05/05/24	391,683	394,703
CVS Holdings I LP, Second Lien Initial Term Loan	USD	1M US L + 6.75%	02/06/26	112,634	112,282
DAE Aviation Holdings, Inc., First Lien Initial Term Loan	USD	1M US L + 3.75%	07/07/22	652,882	657,546
Deck Chassis Acquisition, Inc., Second Lien Initial Term Loan	USD	1M US L + 6.00%	06/15/23	374,252	378,462
Drilling Info Holdings, Inc., First Lien Delayed Draw Term Loan(d)	USD	3M US L + 4.25%	07/30/25	200,113	199,612
Drilling Info Holdings, Inc., First Lien Initial Term Loan(c)	USD	2M US L + 4.25%	07/30/25	1,239,888	1,238,337
DXP Enterprises, Inc., First Lien Initial Term Loan	USD	1M US L + 4.75%	08/29/23	53,187	53,586
Dynatrace LLC, First Lien Term Loan	USD	3M US L + 3.25%	08/25/25	152,698	153,915
Epicor Software Corp., First Lien B Term Loan	USD	1M US L + 3.25%	06/01/22	455,434	457,467
Everest Bidco SAS, First Lien Facility B Term Loan	EUR	3M EUR L + 4.00%, 0.00% Floor	07/04/25	303,237	350,753
Everest Bidco SAS, Second Lien Term Loan(b)	GBP	3M GBP L + 7.50%	07/03/26	378,378	478,383
EXC Holdings III Corp., First Lien Initial Euro Term Loan	EUR	3M EUR L + 3.50%, 0.00% Floor	12/02/24	22,654	26,346
EXC Holdings III Corp., First Lien Initial USD Term Loan	USD	3M US L + 3.50%	12/02/24	156,903	158,374
EXC Holdings III Corp., Second Lien Initial Term Loan	USD	3M US L + 7.50%	12/01/25	143,183	145,688
Eyemart Express LLC, First Lien Term Loan	USD	1M US L + 3.00%	08/04/24	248,744	250,065
EZE Software Group LLC, First Lien B-2 Retired 10/01/2018 Term Loan	USD	1M US L + 3.00%	04/06/20	493,534	495,693
Filtration Group Corp., First Lien Initial Euro Term Loan	EUR	3M EUR L + 3.50%, 0.00% Floor	03/29/25	238,693	279,271
Financiere Dry Mix Solutions S.A.S., First Lien Facility B Term Loan	EUR	3M EUR L + 3.50%, 0.00% Floor	03/15/24	161,112	188,033
First Data Corp., First Lien 2024A New Dollar Term Loan	USD	1M US L + 2.00%	04/26/24	500,000	500,907
Flex Acquisition Co., Inc., First Lien Initial Term Loan(c)	USD	1M US L + 3.00%	12/29/23	733,881	734,569
Frontier Communications Corp., First Lien B-1 Term Loan	USD	1M US L + 3.75%	06/15/24	713,060	701,250
Gamma Infrastructure III B.V., First Lien Facility B Term Loan	EUR	6M EUR L + 3.50%, 0.00% Floor	01/09/25	186,957	217,971
Genuine Financial Holdings LLC, First Lien Initial Term Loan	USD	3M US L + 3.75%	07/11/25	500,000	503,906
Genworth Holdings, Inc., First Lien Initial Term Loan	USD	1M US L + 4.50%	03/07/23	49,562	50,708
Getty Images, Inc., First Lien Initial Term Loan	USD	1M US L + 3.50%	10/18/19	713,445	709,432
Grizzly Acquisitions, Inc., First Lien B Term Loan(c)	USD	L + 3.25%	09/28/25	364,213	366,034
GTT Communications B.V., First Lien Closing Date EMEA Term Loan	EUR	1M EUR L + 3.25%, 0.00% Floor	05/31/25	424,290	491,544

			Maturity	Principal	Value
Description	Currency	Rate	Date	Amount	(Note 2)
Hargray Communications Group, Inc., First Lien Initial Term Loan	USD	1M US L + 3.00%	05/16/24	246,875	$247,698
Hayward Industries, Inc., First Lien Initial Term Loan(c)	USD	1M US L + 3.50%	08/05/24	587,643	592,050
H-Food Holdings LLC, First Lien Initial Term Loan	USD	1M US L + 3.00%	05/23/25	304,887	304,370
Horizon Telcom, Inc. Delay Draw Term Loan, Term Loan(b)(d)	USD	3M US L + 4.50%	06/15/23	86,897	85,810
Horizon Telcom, Inc. First Lien Term Loan, Term Loan(b)	USD	1M US L + 4.50%	06/15/23	695,172	686,483
Horizon Telcom, Inc. Revolver, Term Loan(b)(d)	USD	3M US L + 4.50%	06/15/23	57,931	57,207
Hub International, Ltd., First Lien Initial Term Loan	USD	3M US L + 3.00%	04/25/25	685,993	688,021
Infinite Electronics International, Inc., First Lien B-2 Term Loan(b)	USD	1M US L + 4.00%	07/02/25	1,673,569	1,672,248
Infinite Electronics International, Inc., Second Lien B-1 Term Loan(b)	USD	1M US L + 8.00%	07/02/26	240,000	235,200
Intelsat Jackson Holdings S.A., First Lien Tranche B-4 Term Loan	USD	1M US L + 4.50%	01/02/24	177,721	187,440
Intelsat Jackson Holdings S.A., First Lien Tranche B-5 Term Loan	USD	6M US L + 6.63%	01/02/24	289,875	302,678
International Entertainment Investments Ltd., First Lien C1 Term Loan(b)	GBP	1M GBP L + 4.75%	05/31/23	619,048	802,833
International Entertainment Investments Ltd., First Lien C2 Term Loan(b)(c)	GBP	GBP L + 4.75%	05/31/23	380,952	494,051
IRB Holding Corp., First Lien B Term Loan	USD	2M US L + 3.25%	02/05/25	296,122	297,625
Jaguar Holding Comapny I LLC, First Lien 2018 Term Loan	USD	1M US L + 2.50%	08/18/22	983,448	985,291
Jazz Acquisition, Inc., First Lien Term Loan	USD	3M US L + 3.50%	06/19/21	1,291,835	1,261,961
KBR, Inc., First Lien B Term Loan	USD	1M US L + 3.75%	04/25/25	748,125	757,008
Keane Group Holdings LLC, First Lien Initial Term Loan	USD	1M US L + 3.75%	05/25/25	161,862	160,041
KeyW Corp., First Lien Initial Term Loan	USD	1M US L + 4.50%	05/08/24	746,614	746,614
KeyW Corp., Second Lien Initial Term Loan	USD	1M US L + 8.75%	05/08/25	500,000	501,125
K-Mac Holdings Corp., Second Lien Initial Term Loan	USD	1M US L + 6.75%	03/16/26	93,023	93,721
Kronos Acquisition Intermediate, Inc., First Lien Initial Term Loan	USD	1M US L + 4.00%	05/15/23	983,049	979,669
Kronos, Inc., First Lien Incremental Term Loan	USD	3M US L + 3.00%	11/01/23	823,811	828,727
Lakeland Tours LLC, First Lien Initial Term Loan	USD	3M US L + 4.00%	12/16/24	144,746	146,374
LOGIX Holding Co. LLC, First Lien Initial Term Loan	USD	1M US L + 5.75%	12/22/24	342,900	345,472
LTI Holdings, Inc., First Lien Initial Term Loan(c)	USD	L + 3.50%	09/06/25	350,195	352,164
LTI Holdings, Inc., Second Lien Initial Term Loan	USD	1M US L + 6.75%	09/06/26	25,478	25,565
Masergy Holdings, Inc., First Lien 2017 Replacement Term Loan	USD	3M US L + 3.25%	12/15/23	958,020	960,815
Masergy Holdings, Inc., Second Lien Initial Term Loan	USD	3M US L + 7.50%	12/16/24	462,778	464,706
Mavenir Systems, Inc., First Lien Initial Term Loan	USD	1M US L + 6.00%	05/08/25	243,632	241,805
Mavis Tire Express Services Corp., First Lien Closing Date Term Loan	USD	1M US L + 3.25%	03/20/25	214,402	214,000
Mavis Tire Express Services Corp., First Lien Delayed Draw Tranche 1 Term Loan(d)	USD	3M US L + 1.00%	03/20/25	32,594	32,533
Mavis Tire Express Services Corp., First Lien Delayed Draw Tranche 2 Term Loan	USD	1M US L + 3.25%	03/20/25	1,892	1,889
MH Sub I LLC, First Lien Amendment No. 2 Initial Term Loan	USD	1M US L + 3.75%	09/13/24	651,237	656,703
MH Sub I LLC, Second Lien Amendment No. 2 Initial Term Loan	USD	1M US L + 7.50%	09/15/25	491,828	498,283
Microchip Technology, Inc., First Lien Initial Term Loan	USD	1M US L + 2.00%	05/29/25	308,523	309,100
Midas Intermediate Holdco II LLC, First Lien 2017 Refinancing Term Loan	USD	3M US L + 2.75%	08/18/21	512,196	491,068
Moran Foods LLC, First Lien Term Loan	USD	1M US L + 6.00%	12/05/23	148,887	108,315
MRO Holdings, Inc., First Lien Initial Term Loan	USD	3M US L + 5.25%	10/25/23	722,764	729,089

			Maturity	Principal	Value
Description	Currency	Rate	Date	Amount	(Note 2)
Murray Energy Corp., First Lien Superpriority B-2 Term Loan	USD	1M US L + 7.25%	10/17/22	1,329,239	$1,220,824
National CineMedia LLC, First Lien Initial Term Loan	USD	1M US L + 3.00%	06/20/25	70,940	71,058
National Vision, Inc., First Lien New Term Loan	USD	1M US L + 2.50%	11/20/24	698,235	701,988
Netsmart Technologies, Inc., First Lien D-1 Term Loan	USD	1M US L + 3.75%	04/19/23	279,951	282,050
New Milani Group LLC, First Lien Term Loan(b)	USD	1M US L + 4.25%	06/06/24	800,000	792,000
NPC International, Inc., Second Lien Initial Term Loan	USD	1M US L + 7.50%	04/18/25	250,000	253,125
OEConnection LLC, Second Lien Term Loan	USD	1M US L + 8.00%	11/24/25	167,079	167,079
Optiv, Inc., First Lien Initial Term Loan	USD	1M US L + 3.25%	02/01/24	89,128	86,984
Oxbow Carbon LLC, First Lien Tranche B Term Loan	USD	1M US L + 3.50%	01/04/23	48,949	49,561
Oxbow Carbon LLC, Second Lien Term Loan	USD	1M US L + 7.50%	01/04/24	453,306	464,638
Packaging Coordinators Midco, Inc., First Lien Initial Term Loan(c)	USD	3M US L + 4.00%	06/30/23	738,412	743,027
Packaging Coordinators Midco, Inc., Second Lien Initial Term Loan	USD	3M US L + 8.75%	07/01/24	512,500	512,500
Paladin Brands Holding, Inc., First Lien Term Loan	USD	3M US L + 5.50%	08/15/22	775,749	778,659
Parexel International Corp., First Lien Initial Term Loan	USD	1M US L + 2.75%	09/27/24	730,956	727,529
Park Place Technologies LLC, Second Lien Initial Term Loan	USD	1M US L + 8.00%	03/29/26	276,817	276,125
Pisces Midco, Inc., First Lien Initial Term Loan	USD	3M US L + 3.75%	04/12/25	278,150	280,294
Press Ganey Holdings, Inc., First Lien 2018 Replacement Term Loan	USD	1M US L + 2.75%	10/23/23	548,145	551,229
Prime Security Services Borrower LLC, First Lien 2016-2 Refinancing B-1 Term Loan	USD	1M US L + 2.75%	05/02/22	64,607	64,993
Pro Mach Group, Inc., First Lien Initial Term Loan	USD	1M US L + 3.00%	03/07/25	498,747	498,123
Project Alpha Intermediate Holding, Inc., First Lien Term Loan	USD	3M US L + 3.50%	04/26/24	218,929	218,929
Pulsant Acquisitions Ltd., Facility B Term Loan, First Lien Term Loan(b)	GBP	3M GBP L + 5.25%	05/18/23	710,227	916,454
Quest Software US Holdings, Inc., First Lien Initial Term Loan	USD	3M US L + 4.25%	05/16/25	432,753	434,484
Quidditch Acquisition, Inc., First Lien B Term Loan	USD	1M US L + 7.00%	03/21/25	409,845	417,017
Rackspace Hosting, Inc., First Lien B Term Loan	USD	3M US L + 3.00%	11/03/23	435,510	430,533
Recorded Books, Inc., First Lien Initial Term Loan	USD	3M US L + 4.50%	08/29/25	139,034	140,599
Research Now Group, Inc., First Lien Initial Term Loan	USD	1M US L + 5.50%	12/20/24	335,235	337,435
RP Crown Parent LLC, First Lien Initial Term Loan	USD	1M US L + 2.75%	10/12/23	221,676	223,005
Safe Fleet Holdings LLC, Second Lien Initial Term Loan	USD	1M US L + 6.75%	02/02/26	667,223	663,053
Savage Enterprises LLC, First Lien Initial Term Loan	USD	1M US L + 4.50%	08/01/25	599,664	608,284
Scientific Games International, Inc., First Lien Initial B-5 Tranche 1 Term Loan	USD	2M US L + 2.75%	08/14/24	149,543	149,485
Scientific Games International, Inc., First Lien Initial B-5 Tranche 2 Term Loan	USD	1M US L + 2.75%	08/14/24	35,673	35,659
Sedgwick Claims Management Services, Inc., First Lien Initial Term Loan	USD	1M US L + 2.75%	03/01/21	616,612	617,640
Sequa Mezzanine Holdings LLC, First Lien Initial Term Loan	USD	2M US L + 5.00%	11/28/21	464,378	457,267
SIG Combibloc Holdings S.C.A., First Lien Repriced Euro Term Loan	EUR	1M EUR L + 3.25%, 0.00% Floor	03/11/22	94,880	110,436
SolarWinds Holdings, Inc., First Lien 2018 Refinancing Term Loan	USD	1M US L + 3.00%	02/05/24	939,454	945,619
Solenis Holdings LLC, Second Lien Initial Term Loan(c)	USD	L + 8.50%	06/26/24	500,000	494,063
Sophia LP, First Lien B Term Loan	USD	3M US L + 3.25%	09/30/22	976,739	981,988
Specialty Building Products Holdings LLC, First Lien 2018 Initial Term Loan(c)	USD	L + 5.75%	10/01/25	260,402	261,744
SRS Distribution, Inc., First Lien Initial Term Loan	USD	2M US L + 3.25%	05/23/25	596,769	592,507
Starfruit Finco B.V., First Lien Initial Dollar Term Loan(c)	USD	L + 3.25%	09/20/25	459,574	462,077

			Maturity	Principal	Value
Description	Currency	Rate	Date	Amount	(Note 2)
Starfruit Finco B.V., First Lien Initial Euro Term Loan(c)	EUR	EUR L + 3.75%	09/20/25	125,322	$147,021
STG-Fairway Acquisitions, Inc., First Lien Term Loan	USD	3M US L + 5.25%	06/30/22	882,920	884,024
Syneos Health, Inc., First Lien Replacement B Term Loan	USD	1M US L + 2.00%	08/01/24	127,966	128,358
Syniverse Holdings, Inc., First Lien Tranche C Term Loan	USD	1M US L + 5.00%	03/09/23	73,607	73,906
Tacala Investment Corp., Second Lien Initial Term Loan	USD	1M US L + 7.00%	01/30/26	340,426	345,957
TDC A/S, First Lien Facility B1 Term Loan	EUR	3M EUR L + 3.50%, 0.00% Floor	06/04/25	1,042,126	1,220,465
Technicolor SA, First Lien Euro Term Loan(c)	EUR	EUR L + 3.50%	12/06/23	639,385	707,096
Tecostar Holdings, Inc., First Lien 2017 Term Loan	USD	1M US L + 3.50%	05/01/24	1,120,804	1,126,057
Tempo Acquisition LLC, First Lien Initial Term Loan	USD	1M US L + 3.00%	05/01/24	591,777	594,661
Titan Acquisition, Ltd., First Lien Initial Term Loan	USD	1M US L + 3.00%	03/28/25	401,501	389,927
TNS, Inc., First Lien Initial Term Loan	USD	3M US L + 4.00%	08/14/22	247,212	248,387
Travelport Finance S.à r.l., First Lien Initial Term Loan	USD	3M US L + 2.50%	03/17/25	209,124	209,438
Traverse Midstream Partners LLC, First Lien Advance Term Loan	USD	3M US L + 4.00%	09/27/24	50,975	51,371
TRC Companies, Inc., First Lien Initial Term Loan	USD	1M US L + 3.50%	06/21/24	322,927	324,038
Turbocombustor Technology, Inc., First Lien Initial Term Loan	USD	1M US L + 4.50%	12/02/20	679,859	654,364
U.S. Anesthesia Partners, Inc., First Lien Initial Term Loan	USD	1M US L + 3.00%	06/23/24	1,187,593	1,195,942
Ultra Resources, Inc., First Lien Term Loan	USD	1M US L + 3.00%	04/12/24	250,000	227,188
Unitymedia Hessen GmbH & Co. KG, First Lien Facility C Term Loan	EUR	6M EUR L + 2.75%, 0.00% Floor	01/15/27	246,269	287,837
Verallia Packaging, First Lien Facility B4 Term Loan(c)	EUR	EUR L + 2.75%	10/31/22	244,286	283,708
Verallia Packaging, First Lien Facility C Term Loan(c)	EUR	EUR L + 3.25%	08/01/25	106,667	124,473
Virgin Media Bristol LLC, First Lien K Facility Term Loan	USD	1M US L + 2.50%	01/15/26	137,770	138,140
Weld North Education LLC, First Lien Initial Term Loan	USD	3M US L + 4.25%	02/15/25	123,138	124,139
Wheels Up Partners LLC, First Lien A Term Loan	USD	3M US L + 6.50%	03/01/24	345,137	344,275
William Morris Endeavor Entertainment LLC, First Lien B-1 Term Loan	USD	1M US L + 2.75%	05/18/25	867,302	867,026
Wilsonart LLC, First Lien Tranche D Term Loan	USD	3M US L + 3.25%	12/19/23	498,737	501,409
Windstream Services LLC, First Lien 2016 Tranche B-6 Term Loan	USD	1M US L + 4.00%	03/29/21	838,631	800,631
Windstream Services LLC, First Lien Tranche B-7 Term Loan	USD	1M US L + 3.25%	02/17/24	104,775	93,512
Wink Holdco, Inc., First Lien Initial Term Loan	USD	1M US L + 3.00%	12/02/24	498,119	497,341
WireCo WorldGroup, Inc., First Lien Initial Term Loan	USD	1M US L + 5.00%	09/29/23	330,713	334,572
WireCo WorldGroup, Inc., Second Lien Initial Term Loan(c)	USD	L + 9.00%	09/30/24	750,000	757,500
WowMidco SAS, First Lien Facility B2 Term Loan(c)	EUR	EUR L + 3.50%	03/16/23	528,131	616,138
WP CPP Holdings LLC, First Lien Initial Term Loan	USD	3M US L + 3.75%	04/30/25	414,043	417,235
WP CPP Holdings LLC, Second Lien Initial Term Loan	USD	3M US L + 7.75%	04/30/26	623,597	625,416

TOTAL BANK LOANS
(Cost $86,876,045)					86,717,736

CORPORATE BONDS (28.97%)(e)
1011778 BC ULC / New Red Finance, Inc.(f)	USD	5.00%	10/15/25	383,000	367,683
Acadia Healthcare Co., Inc.	USD	5.63%	02/15/23	284,000	286,840
AECOM	USD	5.13%	03/15/27	650,000	635,440
Alta Mesa Holdings LP / Alta Mesa Finance Services Corp., Series WI	USD	7.88%	12/15/24	925,000	883,375
Altice Finco SA(f)	USD	7.63%	02/15/25	500,000	451,875
Altice Luxembourg SA(f)	USD	7.63%	02/15/25	500,000	455,000
Altice Luxembourg SA(f)	USD	7.75%	05/15/22	250,000	244,250

			Maturity	Principal	Value
Description	Currency	Rate	Date	Amount	(Note 2)
Aptim Corp.(f)	USD	7.75%	06/15/25	390,000	$337,295
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.(f)	USD	6.00%	02/15/25	1,000,000	984,499
Ashtead Capital, Inc.(f)	USD	4.13%	08/15/25	269,000	256,895
Avolon Holdings Funding, Ltd.(f)	USD	5.13%	10/01/23	249,000	251,801
Avolon Holdings Funding, Ltd.(f)	USD	5.50%	01/15/23	76,000	77,330
BBA US Holdings, Inc.(f)	USD	5.38%	05/01/26	57,000	57,356
Beacon Roofing Supply, Inc.(f)	USD	4.88%	11/01/25	250,000	231,250
Bruin E&P Partners LLC(f)	USD	8.88%	08/01/23	748,000	771,375
BWAY Holding Co.(f)	USD	7.25%	04/15/25	375,000	366,525
BWX Technologies, Inc.(f)	USD	5.38%	07/15/26	323,000	325,019
California Resources Corp.(f)	USD	8.00%	12/15/22	125,000	119,531
CBS Radio, Inc.(f)	USD	7.25%	11/01/24	556,000	537,085
CCO Holdings LLC / CCO Holdings Capital Corp.(f)	USD	5.00%	02/01/28	596,000	561,670
CDK Global, Inc.	USD	4.88%	06/01/27	291,000	285,180
CDK Global, Inc.	USD	5.88%	06/15/26	116,000	120,104
Cequel Communications Holdings I LLC / Cequel Capital Corp.(f)	USD	7.50%	04/01/28	379,000	398,898
Chaparral Energy, Inc.(f)	USD	8.75%	07/15/23	291,000	291,000
Cincinnati Bell, Inc.(f)	USD	7.00%	07/15/24	392,000	361,620
Cincinnati Bell, Inc.(f)	USD	8.00%	10/15/25	172,000	161,250
Clearway Energy Operating LLC(f)	USD	5.75%	10/15/25	154,000	155,733
Compass Minerals International, Inc.(f)	USD	4.88%	07/15/24	177,000	164,831
Comstock Escrow Corp.(f)	USD	9.75%	08/15/26	365,000	365,110
Core & Main LP(f)	USD	6.13%	08/15/25	250,000	241,560
CPG Merger Sub LLC(f)	USD	8.00%	10/01/21	563,000	572,149
CSC Holdings LLC(f)	USD	5.38%	02/01/28	328,000	314,060
Delta Merger Sub, Inc.(f)	USD	6.00%	09/15/26	426,000	432,390
DKT Finance ApS(f)	USD	9.38%	06/17/23	750,000	792,188
Extraction Oil & Gas, Inc.(f)	USD	5.63%	02/01/26	301,000	267,890
frontdoor, Inc.(f)	USD	6.75%	08/15/26	157,000	162,103
Genworth Holdings, Inc.	USD	4.80%	02/15/24	229,000	196,940
Genworth Holdings, Inc.	USD	4.90%	08/15/23	182,000	158,340
GTT Communications, Inc.(f)	USD	7.88%	12/31/24	875,000	855,312
Gulfport Energy Corp.	USD	6.38%	01/15/26	636,000	620,100
HCA, Inc.	USD	5.38%	02/01/25	797,000	814,933
HCA, Inc.	USD	5.38%	09/01/26	154,000	156,233
Intelsat Jackson Holdings SA(f)	USD	8.50%	10/15/24	375,000	378,750
Intelsat Jackson Holdings SA(f)	USD	9.50%	09/30/22	253,000	296,168
International Game Technology PLC(f)	USD	6.25%	01/15/27	375,000	380,625
Intrum AB(f)	EUR	3.13%	07/15/24	195,000	215,159
IRB Holding Corp.(f)	USD	6.75%	02/15/26	324,000	318,330
Iron Mountain, Inc.(f)	USD	5.25%	03/15/28	274,000	255,505
Jones Energy Holdings LLC / Jones Energy Finance Corp.	USD	6.75%	04/01/22	125,000	73,750
KAR Auction Services, Inc.(f)	USD	5.13%	06/01/25	103,000	100,168
Kronos Acquisition Holdings, Inc.(f)	USD	9.00%	08/15/23	803,000	758,835
Level 3 Financing, Inc.	USD	5.38%	01/15/24	660,000	662,798
Magnolia Oil & Gas Operating LLC / Magnolia Oil & Gas Finance Corp.(f)	USD	6.00%	08/01/26	375,000	375,000
Mattel, Inc.(f)	USD	6.75%	12/31/25	375,000	368,438
Matterhorn Merger Sub LLC / Matterhorn Finance Sub, Inc.(f)	USD	8.50%	06/01/26	1,179,000	1,152,473
MDC Partners, Inc.(f)	USD	6.50%	05/01/24	1,141,000	1,021,195
MEDNAX, Inc.(f)	USD	5.25%	12/01/23	500,000	501,875
Midas Intermediate Holdco II LLC / Midas Intermediate Holdco II Finance, Inc.(f)	USD	7.88%	10/01/22	750,000	667,500

			Maturity	Principal	Value
Description	Currency	Rate	Date	Amount	(Note 2)
Multi-Color Corp.(f)	USD	4.88%	11/01/25	610,000	$571,875
Murray Energy Corp.(f)	USD	9.00% Cash and 3.00% PIK	04/15/24	628,000	423,900
National CineMedia LLC	USD	5.75%	08/15/26	802,000	763,102
Netflix, Inc.(f)	USD	5.88%	11/15/28	465,000	467,009
New Enterprise Stone & Lime Co., Inc.(f)	USD	6.25%	03/15/26	242,000	244,420
Park Aerospace Holdings, Ltd.(f)	USD	5.50%	02/15/24	1,000,000	1,026,250
Parsley Energy LLC / Parsley Finance Corp.(f)	USD	5.38%	01/15/25	760,000	765,700
Pioneer Holdings LLC / Pioneer Finance Corp.(f)	USD	9.00%	11/01/22	684,000	707,940
Pisces Midco, Inc.(f)	USD	8.00%	04/15/26	240,000	242,400
Post Holdings, Inc.(f)	USD	5.00%	08/15/26	250,000	237,325
Post Holdings, Inc.(f)	USD	5.75%	03/01/27	121,000	119,336
Prime Security Services Borrower LLC / Prime Finance, Inc.(f)	USD	9.25%	05/15/23	1,115,000	1,195,280
PVH Corp.(f)	EUR	3.13%	12/15/27	242,000	280,173
QEP Resources, Inc.	USD	5.63%	03/01/26	750,000	720,000
Radiate Holdco LLC / Radiate Finance, Inc.(f)	USD	6.63%	02/15/25	177,000	165,938
Radiate Holdco LLC / Radiate Finance, Inc.(f)	USD	6.88%	02/15/23	59,000	57,083
Radisson Hotel Holdings AB(g)	EUR	6.88%	07/15/23	619,000	782,611
Range Resources Corp.	USD	5.00%	03/15/23	500,000	493,750
RBS Global, Inc. / Rexnord LLC(f)	USD	4.88%	12/15/25	220,000	210,650
Resolute Energy Corp.	USD	8.50%	05/01/20	354,000	354,885
Sabre GLBL, Inc.(f)	USD	5.25%	11/15/23	250,000	251,250
Sabre GLBL, Inc.(f)	USD	5.38%	04/15/23	250,000	251,838
Sally Holdings LLC / Sally Capital, Inc.	USD	5.63%	12/01/25	250,000	239,375
SBA Communications Corp.	USD	4.88%	09/01/24	298,000	295,392
Scientific Games International, Inc.(f)	EUR	3.38%	02/15/26	127,000	140,758
Scientific Games International, Inc.(f)	USD	5.00%	10/15/25	70,000	66,675
Sirius XM Radio, Inc.(f)	USD	3.88%	08/01/22	76,000	75,188
Sirius XM Radio, Inc.(f)	USD	5.00%	08/01/27	625,000	604,505
SM Energy Co.	USD	5.00%	01/15/24	95,000	93,338
SM Energy Co.	USD	5.63%	06/01/25	625,000	625,781
Sophia LP / Sophia Finance, Inc.(f)	USD	9.00%	09/30/23	250,000	261,875
Sprint Corp.	USD	7.88%	09/15/23	615,000	664,114
SPX FLOW, Inc.(f)	USD	5.88%	08/15/26	250,000	252,500
SRC Energy, Inc.	USD	6.25%	12/01/25	387,000	365,715
SRS Distribution, Inc.(f)	USD	8.25%	07/01/26	252,000	247,590
Stevens Holding Co., Inc.(f)	USD	6.13%	10/01/26	58,000	59,088
Summit Materials LLC / Summit Materials Finance Corp.(f)	USD	5.13%	06/01/25	119,000	111,860
Talos Production LLC / Talos Production Finance, Inc.(f)	USD	11.00%	04/03/22	500,000	537,500
Titan Acquisition Ltd. / Titan Co-Borrower LLC(f)	USD	7.75%	04/15/26	786,000	683,820
T-Mobile USA, Inc.	USD	6.38%	03/01/25	1,125,000	1,174,837
T-Mobile USA, Inc.	USD	6.50%	01/15/26	250,000	262,550
Travelport Corporate Finance PLC(f)	USD	6.00%	03/15/26	316,000	321,742
TriMas Corp.(f)	USD	4.88%	10/15/25	184,000	176,525
Ultra Resources, Inc.(f)	USD	7.13%	04/15/25	325,000	133,250
United Continental Holdings, Inc.	USD	5.00%	02/01/24	682,000	678,590
United Rentals North America, Inc.	USD	5.50%	05/15/27	625,000	619,531
ViaSat, Inc.(f)	USD	5.63%	09/15/25	220,000	209,066
W/S Packaging Holdings, Inc.(f)	USD	9.00%	04/15/23	500,000	518,125
Wabash National Corp.(f)	USD	5.50%	10/01/25	250,000	239,375
Wind Tre SpA(f)	USD	5.00%	01/20/26	375,000	327,996
XPO Logistics, Inc.(f)	USD	6.50%	06/15/22	384,000	397,920
Zayo Group LLC / Zayo Capital, Inc.(f)	USD	5.75%	01/15/27	500,000	502,250

			Maturity	Principal	Value
Description	Currency	Rate	Date	Amount	(Note 2)
Zayo Group LLC / Zayo Capital, Inc.	USD	6.38%	05/15/25	500,000	$521,385
TOTAL CORPORATE BONDS
(Cost $46,139,230)					45,357,518

CONVERTIBLE CORPORATE BONDS (0.15%)
Whiting Petroleum Corp.	USD	1.25%	04/01/20	245,000	235,580
TOTAL CONVERTIBLE CORPORATE BONDS
(Cost $233,058)					235,580

COLLATERALIZED LOAN OBLIGATIONS (6.80%)
DEBT (1.67%)(a)(f)
Atrium, Series 2017-12A	USD	3M US L + 0.83%	04/22/27	300,000	299,082
Carlyle Global Market Strategies, Ltd., Series 2018-3RA	USD	3M US L + 1.05%	07/27/31	500,000	498,989
Dryden, Ltd., Series 2018-58A	USD	3M US L + 0.50%	07/17/31	12,500	12,501
Dryden, Ltd., Series 2018-58A	USD	3M US L + 1.00%	07/17/31	500,000	500,342
Dryden, Ltd., Series 2018-53A	USD	3M US L + 1.12%	01/15/31	250,000	250,346
Madison Park Funding, Ltd., Series 2018-30A	USD	3M US L + 0.75%	04/15/29	300,000	297,442
Magnetite, Ltd., Series 2018-15A	USD	3M US L + 1.01%	07/25/31	250,000	249,907
THL Credit Wind River, Series 2014-1A	USD	3M US L + 1.05%	07/18/31	500,000	498,645
					2,607,254
EQUITY (5.13%)(h)
CARLYLE US CLO 2017-5, Ltd., Series 2017-5A(f)	USD	8.86%	01/20/30	700,000	698,450
CIFC Funding 2018-II, Ltd., Series 2018-2A(f)	USD	11.93%	04/20/31	300,000	297,896
CIFC Funding, Ltd., Series 2018-1A(f)	USD	12.12%	04/18/31	200,000	214,428
Dryden, Ltd., Series 2014-31X(b)(g)	USD	0.00%	04/18/26	600,000	23,761
Dryden, Ltd., Series 2018-64A(f)	USD	10.42%	04/18/31	900,000	780,959
Madison Park Funding XXI, Ltd., Series 2016-21A(f)	USD	3.48%	07/25/29	500,000	469,409
Madison Park Funding, Ltd., Series 2017-26A(f)	USD	3.14%	07/29/47	500,000	376,943
Midocean Credit CLO, Ltd., Series 2018-8A(f)	USD	11.24%	02/20/31	300,000	271,428
Octagon Investment Partners 37, Ltd., Series 2018-2A(f)	USD	9.59%	07/25/30	1,000,000	945,086
OZLM XIX, Ltd., Series 2017-19A(f)	USD	8.97%	11/22/30	1,100,000	976,568
Sound Point CLO, Ltd., Series 2017-3A(f)	USD	8.59%	10/20/30	600,000	608,607
Sound Point CLO, Ltd., Series 2018-2A(f)	USD	10.20%	07/26/31	500,000	470,875
Venture CDO, Ltd., Series 2017-30A(f)	USD	9.10%	01/15/31	600,000	532,639
Vibrant CIO VIII, Ltd., Series 2018-8A(f)	USD	10.03%	01/20/31	500,000	463,821
Voya, Ltd., Series 2017-1A(f)	USD	8.79%	04/17/30	505,000	388,807
Voya, Ltd., Series 2018-1A(f)	USD	11.05%	04/19/31	500,000	520,074
					8,039,751
TOTAL COLLATERALIZED LOAN OBLIGATIONS
(Cost $10,451,412)					10,647,005

				Shares
COMMON STOCKS (3.97%)
iShares iBoxx High Yield Corporate Bond ETF	USD			34,799	3,008,026
Kosmos Energy, Ltd(i)(j)(k)	USD			363	3,054
Kosmos Energy, Ltd(i)(j)(k)	USD			330	2,623
PowerShares Senior Loan Portfolio	USD			130,321	3,019,538
Toshiba Corp.(i)	JPY			6,429	185,876
TOTAL COMMON STOCKS
(Cost $6,198,228)					6,219,117

			Value
Description	Currency	Shares	(Note 2)
SPECIAL PURPOSE VEHICLES (4.28%)
Bain Capital Credit CC Fund(b)(l)	USD	6,779	$6,700,748
TOTAL SPECIAL PURPOSE VEHICLES
(Cost $6,779,238)			6,700,748

TOTAL INVESTMENTS (99.55%)
(Cost $156,677,211)			$155,877,704

Other Assets In Excess Of Liabilities (0.45%)			707,335
NET ASSETS (100.00%)			$156,585,039

Libor Rates:

1M US L - 1 Month US LIBOR as of September 30, 2018 was 2.26%

2M US L - 2 Month US LIBOR as of September 30, 2018 was 2.31%

3M US L - 3 Month US LIBOR as of September 30, 2018 was 2.40%

6M US L - 6 Month US LIBOR as of September 30, 2018 was 2.60%

1M EUR L - 1 Month EURIBOR as of September 30, 2018 was -0.40%

3M EUR L - 3 Month EURIBOR as of September 30, 2018 was -0.35%

6M EUR L - 6 Month EURIBOR as of September 30, 2018 was -0.31%

1M GBP L - 1 Month GBP LIBOR as of September 30, 2018 was 0.72%

3M GBP L - 3 Month GBP LIBOR as of September 30, 2018 was 0.80%

3M CDOR - 3 Month CDOR as of September 30, 2018 was 2.02%

(a)	Floating or variable rate security. The reference rate is described above. The rate in effect as of September 30, 2018 is based on the reference rate plus the displayed spread as of the security's last reset date.
(b)	This investment is classified as a level 3 asset, and such classification was a result of unavailable quoted prices from an active market or the unavailability of other significant observable inputs.
(c)	All or a portion of this position has not settled as of September 30, 2018. The interest rate shown represents the stated spread over the applicable London Interbank Offered Rate ("LIBOR" or "L") or Euro Interbank Offered Rate ("EURIBOR" or "EUR L") or British Pound Sterling Interbank Offered Rate ("GBP LIBOR or "GBP L"); the Fund will not accrue interest until the settlement date, at which point LIBOR will be established. If the position is partially settled, the reference rate and floor shown is applicable to the settled portion.
(d)	A portion of this position or the entire position was not funded as of September 30, 2018. The Fund had approximately $724,560 in unfunded commitments pursuant to Delayed Draw Term Loan facilities and unused Revolver capacities. The Schedule of Investments records each of these investments as fully funded and accordingly, a corresponding payable for investments purchased has also been recorded which represents the actual unfunded amount on the balance sheet date.
(e)	Fixed rate security.
(f)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2018, the aggregate market value of those securities was $42,431,773, representing 27.10% of net assets.
(g)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. As of September 30, 2018 the aggregate market value of those securities was $806,372 representing 0.51% of net assets.
(h)	CLO subordinated notes, income notes, and M notes are considered CLO equity positions. CLO equity positions are entitled to recurring distributions which are generally equal to the remaining cash flow of payments made by underlying securities less contractual payments to debt holders and fund expenses. The effective yield is estimated based upon the current projection of the amount and timing of these recurring distributions in addition to the estimated amount of terminal principal payment. Effective yields for the Fund's CLO equity positions are updated at least once a quarter. The estimated yield and investment cost may ultimately not be realized.
(i)	Non-income producing security.
(j)	Security is wholly owned by a single member special purpose vehicle.
(k)	This asset is subject to certain legal restrictions and as such the Fund is restricted from selling or otherwise disposing of this asset (including sales pursuant to Rule 144) for a certain period of time.
(l)	The Fund's interest in this investment is held through a wholly owned subsidiary of the Fund, GIACF Alternative Holdings, LLC (the “NPL SPV”), a Cayman Islands company formed to effect certain non-performing loan (“NPL”) investments for the Fund.

Common Abbreviations:

EURIBOR - Euro InterBank Offered Rate

CDOR – Canadian Dollar Offered Rate

LIBOR - London Interbank Offered Rate

LLC - Limited Liability Company

LP - Limited Partnerships

PIK - Payment in Kind

OUTSTANDING FORWARD FOREIGN CURRENCY CONTRACTS

						Unrealized
	Buy/Sale	Contracted	Purchase/Sale	Settlement	Current	Appreciation/
Counterparty	Currency	Amount*	Contract	Date	Value(USD)	(Depreciation)
Bank Of New York Mellon	USD/EUR	11,470,000	Sale	10/31/2018	$13,348,398	$201,171
Bank Of New York Mellon	USD/GBP	2,190,000	Sale	10/31/2018	2,858,243	22,623
Bank Of New York Mellon	USD/JPY	28,220,000	Sale	10/31/2018	248,909	2,528
						$226,322

FXC	USD/CAD	3,021,000	Sale	10/19/2018	$2,339,767	$(20,759)
						$(20,759)

*	The contracted amount is stated in the foreign currency in which the security is denominated.

See Notes to Quarterly Consolidated Portfolio of Investments.

Griffin Institutional Access Credit Fund

Notes to Quarterly Consolidated Portfolio of Investments

September 30, 2018 (Unaudited)

Note 1 — Organization

Griffin Institutional Access Credit Fund (the “Fund”) is registered with the U.S. Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company. The Fund engages in a continuous offering of shares and operates as an interval fund that offers quarterly repurchases of shares at net asset value. The Fund’s SEC registered investment adviser is Griffin Capital Credit Advisor, LLC (the “Adviser”). BCSF Advisors, LP (the “Sub-Adviser”), an affiliate of Bain Capital Credit, LP, serves as the Fund’s sub-adviser. The investment objective of the Fund is to generate a return comprised of both current income and capital appreciation with an emphasis on current income with low volatility and low correlation to the broader markets. The Fund pursues its investment objective by investing in a range of secured and unsecured debt obligations which may be syndicated, consisting of U.S high yield securities, global high yield securities and other fixed-income and fixed-income related securities, including direct originated debt obligations and collateralized loan obligations.

The Fund was organized as a statutory trust on April 5, 2016 under the laws of the State of Delaware. The Fund commenced operations on April 3, 2017, and is authorized to issue an unlimited number of shares with no par value.

Effective September 29, 2017 Griffin Capital BDC Corp., formerly known as Griffin-Benefit Street Partners BDC Corp. (the “BDC”) transferred all of its assets to the Fund, in exchange for Class F shares of the Fund and the Fund assumed all of the liabilities of the BDC (the “Reorganization”). Class F shares commenced operations on September 25, 2017 and were offered, and were available, to investors who were stockholders of the BDC at the time of the Reorganization. Class F shares are not otherwise available or being offered to the general public. The Reorganization was accomplished on a tax-free basis under applicable provisions of the Internal Revenue Code.

The Fund currently offers Class A, Class C, Class I and Class L shares. Class A, Class C and Class I shares commenced operations on April 3, 2017. Class L shares commenced operations on September 5, 2017. Class A shares are offered subject to a maximum sales charge of 5.75% of the offering price and Class L shares are offered subject to a maximum sales charge of 4.25% of the offering price. Class C and Class I shares are offered at net asset value per share. Class C shares may be subject to a 1.00% contingent deferred sales charge on shares redeemed during the first 365 days after purchase. Each class represents an interest in the same assets of the Fund and classes are identical except for differences in sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each share class.

Note 2 — Significant Accounting Policies

Basis of Presentation – The following is a summary of significant accounting policies followed by the Fund in preparation of its consolidated financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is considered an investment company following accounting and reporting guidance in Accounting Standards Codification (“ASC”) Topic 946 – Financial Services – Investment Companies. The preparation of consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Security Valuation – In accordance with ASC Topic 820 – Fair Value Measurement and Disclosures, portfolio securities of the Fund are valued at their current market values determined on the basis of market quotations. If market quotations are not readily available, securities are valued at fair value pursuant to procedures adopted by the Board of Trustees (the “Trustees”). The Trustees have delegated the day to day responsibility for determining fair valuation to the Fair Value Pricing Committee in accordance with the policies approved by the Trustees. Fair valuation involves subjective judgments, and it is possible that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security. In determining the fair value of a security for which there are no readily available market quotations, the Adviser and Sub-Adviser, together with the Fair Value Pricing Committee, may consider several factors, including: (1) evaluation of all relevant factors, including but not limited to, pricing history, current market level, supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; and (4) other factors relevant to the security which would include, but not be limited to, duration, yield, fundamental analytical data, relevant credit market indices, and credit quality. The Adviser and Sub-Adviser may also consider periodic financial statements (audited and unaudited) or other information provided by the issuer. The Fund has retained the services of one or more independent third-party valuation specialists to assist the Fair Value Pricing Committee in valuing such securities in certain circumstances.

Non-dollar-denominated securities, if any, are valued as of the close of the New York Stock Exchange (“the “NYSE”) at the closing price of such securities in their principal trading market, but may be valued at fair value if subsequent events occurring before the computation of net asset value materially have affected the value of the securities. Readily marketable portfolio securities listed on the NYSE are valued at the last sale price as of the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day as determined by a third-party pricing service. If no bid or asked prices are quoted on such day or if market prices may be unreliable because of events occurring after the close of trading, then the security is valued by such method as the Fair Value Pricing Committee shall determine in good faith to reflect its fair market value.

The Adviser will provide the Trustees with periodic reports, no less frequently than quarterly, that discuss the functioning of the valuation process, if applicable to that period, and that identify issues and valuation problems that have arisen, if any. To the extent deemed necessary by the Adviser, the Trustees will review any securities valued by the Adviser in accordance with the Fund’s valuation policy and procedures.

Fair Value Measurements – In accordance with ASC Topic 820 – Fair Value Measurement and Disclosures, a three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available. In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value.

Various inputs are used in determining the value of the Fund’s investments as of the reporting period end. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1	—	Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;
Level 2	—	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability at the measurement date; and
Level 3	—	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

An investment level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The valuation techniques used by the Fund to measure fair value during the period ended September 30, 2018 maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities. The following is a summary of the inputs used in valuing the Fund’s investments as of September 30, 2018:

Investments in Securities at Value	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Bank Loans	$–	$75,306,571	$11,411,165	$86,717,736
Corporate Bonds	–	45,357,518	–	45,357,518
Convertible Corporate Bonds	–	235,580	–	235,580
Collateralized Loan Obligations	–	10,623,244	23,761	10,647,005
Common Stocks	6,219,117	–	–	6,219,117
Special Purpose Vehicles	–	–	6,700,748	6,700,748
Total	$6,219,117	$131,522,913	$18,135,674	$155,877,704
Other Financial Instruments*
Assets:
Forward Foreign Currency Contracts	$–	$226,322	$–	$226,322
Liabilities:
Forward Foreign Currency Contracts	–	(20,759)	–	(20,759)
Total	$–	$205,563	$–	$205,563

*	Other financial instruments are derivative instruments reflected in the consolidated Statement of Investments. The derivatives shown in this table are reported at their unrealized appreciation/ (depreciation) at measurement date, which represents the change in the contract's value.

The changes of fair value of investments for which the Fund has used Level 3 inputs to determine the fair value are as follows:

Asset Type	Balance as of December 31, 2017	Accrued Discount /premium	Realized Gain/(Loss)	Change in Unrealized Appreciation /Depreciation	Purchases	Sales Proceeds	Transfer into Level 3	Transfer Out of Level 3	Balance as of September 30, 2018	Net change in unrealized appreciation/ (depreciation) attributable to Level 3 investments held at September 30, 2018
Bank Loans	$2,357,991	$6,855	$45,868	$(24,708)	$11,496,021	$(2,470,862)	$-	$-	$11,411,165	$(25,043)
Warrants	4,000	-	19,130	-	-	(23,130)	-	-	-	(4,000)
Collateralized Loan Obligations	-	(202,801)	-	(7,438)	234,000	-	-	-	23,761	-
Special Purpose Vehicles	-	-	-	(78,490)	6,779,238	-	-	-	6,700,748	-
	$2,361,991	$(195,946)	$64,998	$(110,636)	$18,509,259	$(2,493,992)	$-	$-	$18,135,674	$(29,043)

The table below provides additional information about the Level 3 Fair Value Measurements as of September 30, 2018:

Quantitative Information about Level 3 Fair Value Measurements

				Range
Asset Class	Fair Value (USD)*	Valuation Technique	Unobservable Inputs(a)	Minimum	Maximum	Weighted Average
Bank Loans	$5,800,160	Discounted Cash Flows	Comparative Yield	7.00%	9.50%	8.22%
Collateralized Loan Obligations	23,761	NAV/Liquidation	NA	NA	NA	NA
Total	$5,823,921

(a)	A change to the unobservable input may result in a significant change to the value of the investment as follows:

Unobservable Input	Impact to Value if Input Increases	Impact to Value if Input Decreases
Comparative Yield	Decrease	Increase

*	Level 3 investments total $18,135,674. During the quarter ended September 30, 2018, the Fund also acquired $5,611,005 of Bank Loans and the NPL SPV acquired $6,700,748 of NPL investments on behalf of the Fund. These investments were held at cost on the consolidated Statement of Investments.

Investment Transactions – Investment security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.

Foreign Currency Translation – The books and records of the Fund are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Prevailing foreign exchange rates may generally be obtained at the close of the NYSE (normally, 4:00 p.m. EST).

Foreign Securities – The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the ability to repatriate funds, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Loan Participation and Assignments – The Fund may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of the loans from third parties. A loan is often administered by a bank or other financial institution (the “agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the agent that is selling the loan agreement. When the Fund purchases assignments from lenders they acquire direct rights against the borrower of the loan. The Fund may enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments represent a future obligation in full, even though a percentage of the notional loan amounts may not be utilized by the borrower. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement and only upon receipt of payments by the agent from the borrower. The Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan. In certain circumstances, the Fund may receive a penalty fee upon the prepayment of a floating rate loan by a borrower. For the period ended September 30, 2018, no penalty fees were received by the Fund. Fees earned or paid are recorded as a component of interest income or interest expense. At September 30, 2018, the Fund had $724,560 in unfunded loan commitments.

Note 3 — Derivative Instruments

Derivative Instruments and Hedging Activities – The following discloses the Fund’s use of derivative instruments and hedging activities.

The Fund’s investment objectives allow the Fund to enter into various types of derivative contracts such as forward foreign currency contracts. In doing so, the Fund will employ strategies in differing combinations to permit it to increase, decrease, or change the level or types of exposure to market factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity or debt securities; they require little or no initial cash investment, they can focus exposure only on certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Fund to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of effecting a similar response to market factors.

Market Risk Factors – In pursuit of its investment objectives, the Fund may seek to use derivatives to increase or decrease its exposure to the following market risk factors:

Foreign Exchange Rate Risk: Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the value of the foreign currency denominated security will increase as the dollar depreciates against the currency.

Risk of Investing in Derivatives – The Fund’s use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund’s performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the associated risks are not the risks that the Fund is attempting to increase or decrease exposure to, per their investment objectives, but are the additional risks from investing in derivatives.

Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund.

Forward Foreign Currency Contracts – The Fund engaged in currency transactions with counterparties during the period ended September 30, 2018 to hedge the value of portfolio securities denominated in particular currencies against fluctuations in relative value, to gain or reduce exposure to certain currencies, or to generate income or gains. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is extinguished, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished.

Forward foreign currency contracts involve elements of market risk. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date.

(b)	There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

GRIFFIN INSTITUTIONAL ACCESS CREDIT FUND

By:	/s/ Kevin Shields
Kevin Shields
President (Principal Executive Officer)

Date:	November 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kevin Shields
Kevin Shields
President (Principal Executive Officer)

Date:	November 29, 2018

By:	/s/ Joseph Miller
Joseph Miller
Treasurer (Principal Financial Officer)

Date:	November 29, 2018